Related Party Transactions - Disclosure Of Operating Results On Account Of Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Operating Results On Account Of Related Party Transactions [Line Items]
Voyage expenses	$ 17,689	$ 14,728	$ 33,305	$ 32,272
Total net operating income from the Luna Pool	7,366	13,353	19,700	22,687
Total net income from the Luna Pool	(308)	(6,554)	(623)	5,923
Luna Pool Agency Limited [Member]
Disclosure Of Operating Results On Account Of Related Party Transactions [Line Items]
Time and Voyage charter revenues	24,909	10,246	43,790	10,246
Time and Voyage charter revenues from Luna Pool collaborative arrangement	5,546	2,596	10,785	2,596
Brokerage commissions	(432)	(170)	(708)	(170)
Voyage expenses	(9,233)	(2,701)	(16,732)	(2,701)
Voyage expenses – Luna Pool collaborative arrangement	(5,663)	(3,043)	(9,796)	(3,043)
Total net operating income from the Luna Pool	15,127	6,928	27,339	6,928
Other income	88	117	160	117
Total net income from the Luna Pool	15,215	7,045	27,499	7,045
Ocean Yield Malta Limited [Member]
Disclosure Of Operating Results On Account Of Related Party Transactions [Line Items]
Total net income from the Luna Pool	(308)	(491)	(623)	(1,122)
Related Party Transaction, Amounts of Transaction	(304)	(489)	(623)	(1,122)
Ocean Yield Malta Limited [Member] | General and Administrative Costs [Member]
Disclosure Of Operating Results On Account Of Related Party Transactions [Line Items]
Related Party Transaction, Amounts of Transaction		(7)	(4)	(9)
Ocean Yield Malta Limited [Member] | Interest Expense [Member]
Disclosure Of Operating Results On Account Of Related Party Transactions [Line Items]
Related Party Transaction, Amounts of Transaction	$ (304)	$ (482)	$ (619)	$ (1,113)